SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details)	3 Months Ended
Mar. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 3,394,670
Ending Balance	3,285,028
Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	220,242
Ending Balance	216,210
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,806,055
Ending Balance	2,713,636
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	124,733
Ending Balance	120,632
Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	10,526
Ending Balance	9,772
Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	30,819
Ending Balance	29,803
Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	202,295
Ending Balance	194,975
Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	3,491,214
Impact of FX translation	(63,880)
Ending Balance	3,427,334
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	220,242
Impact of FX translation	(4,032)
Ending Balance	216,210
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,857,179
Impact of FX translation	(52,308)
Ending Balance	2,804,871
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	126,605
Impact of FX translation	(2,318)
Ending Balance	124,287
Gross carrying amount [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	11,973
Impact of FX translation	(219)
Ending Balance	11,754
Gross carrying amount [member] | Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	31,381
Impact of FX translation	(575)
Ending Balance	30,806
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	241,884
Impact of FX translation	(4,428)
Ending Balance	237,456
Gross carrying amount [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,950
Impact of FX translation
Ending Balance	1,950
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	96,544
Depreciation during the period	45,762
Ending Balance	142,306
Accumulated depreciation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Depreciation during the period
Ending Balance
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	51,124
Depreciation during the period	40,111
Ending Balance	91,235
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,872
Depreciation during the period	1,783
Ending Balance	3,655
Accumulated depreciation [member] | Exploration equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,447
Depreciation during the period	535
Ending Balance	1,982
Accumulated depreciation [member] | Generator [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	562
Depreciation during the period	441
Ending Balance	1,003
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	39,589
Depreciation during the period	2,892
Ending Balance	42,481
Accumulated depreciation [member] | Computer equipments and software [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,950
Depreciation during the period
Ending Balance	$ 1,950